MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND   TWO WORLD TRADE CENTER,
INC.                                              NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS APRIL 30, 1999

DEAR SHAREHOLDER:

The six-month period ended April 30, 1999, saw the European equity markets stage an impressive recovery from sharp falls occasioned by the Asian and emerging-markets crises of mid-1998. The key economic event of the period was the successful launch of the European Monetary Union (EMU) on January 1, 1999. The 11 first-wave members -- Germany, France, Italy, Spain, the Netherlands, Belgium, Austria, Luxembourg, Portugal, Ireland and Finland -- successfully transferred control of their monetary policy to the European Central Bank (ECB) on that date.

During the period under review, Europe's economies experienced negative effects stemming from economic crises in Asia, Latin America and Russia. Economic developments within Europe itself, however, were generally positive and improving. Inflation remains low and stable; interest rates have been cut by the ECB in the eurozone and by the Bank of England in the United Kingdom; consumer confidence in most economies has been improving and the weakness of the euro relative to the dollar has been helping export-oriented companies.

Against this background, the region's equity markets have staged a sound recovery thus far in 1999. First-quarter corporate earnings reports were broadly in line with expectations. Takeover and merger activity has been strong, with unprecedented developments in a number of key industries (e.g., the unsolicited bid in the French banking sector by BNP for Societe Generale and Paribas and the contested-takeover approach by Olivetti for Telecom Italia). Fund flow remains strong, with a continuing trend for both individual and corporate investors in Europe to move assets out of bonds and into equities.

PERFORMANCE

For the six-month period ended April 30, 1999, Morgan Stanley Dean Witter European Growth Fund's Class B shares produced a total return of 13.34 percent versus 12.74 percent for the Lipper European Region

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS APRIL 30, 1999, CONTINUED

Funds Index and 19.78 percent for the Morgan Stanley Capital International
(MSCI) World Index. During the same period, the Fund's Class A, C and D shares posted total returns of 13.76 percent, 13.37 percent and 13.88 percent, respectively. The performance of the Fund's four share classes varies because each class has different expenses.

The Fund's significant exposure to growth sectors, such as European telecom operators, telecom equipment suppliers, high-quality financials and technology stocks, enabled the Fund to outperform its benchmarks. European markets also witnessed exceptional sector rotation during the period as economically sensitive cyclical sectors such as steel, chemicals and pulp and paper performed well. But, because these sectors were underrepresented in the portfolio, the Fund did not benefit from their strong performance.

PORTFOLIO

The Fund continues to focus on mid- to large-capitalization blue-chip growth stocks, emphasizing such defensive and high-quality sectors of the market as telecommunications, pharmaceuticals, technology, media and selected financials. Individual stock selection takes priority in the Fund's investment strategy, so country weightings derive from stock decisions. The Fund's regional weightings at the end of the period under review were as follows: 41.3 percent in the eurozone (the 11 countries that have adopted the euro as a common currency),
37.8 percent in the United Kingdom, 9.3 percent in Switzerland and 8.6 percent in Sweden. The remaining 3.0 percent of assets were invested in cash and other assets.

Toward the end of the period profits were taken in some key positions that had performed well, notably Nokia, Telecom Italia, Mannesmann and SmithKline Beecham. The proceeds were invested in a wide range of quality growth stocks including, Banco Popular, Philips Electronics and Accor. This did not cause any major sector reweightings, though the portfolio's overall exposure to telecoms and health care was reduced.

LOOKING AHEAD

Morgan Stanley Dean Witter Investment Management Inc., the Fund's sub-advisor, believes that the overall outlook for the European equity markets remains positive. Economic growth in the key economies of Germany, France and the UK should accelerate in the second half of 1999 and throughout 2000. The sub-advisor anticipates that earnings growth will average 9 to 10 percent

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
LETTER TO THE SHAREHOLDERS APRIL 30, 1999, CONTINUED

across the region in 1999 and probably rise again in 2000. In addition, the sub-advisor expects GDP growth in 2000 to exceed 2.5 percent in most European countries. The high level of merger and acquisition activity should continue to buoy the markets as well.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is also the President and Chief Operating Officer of Asset Management of Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's Investment Manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

We appreciate your ongoing support of Morgan Stanley Dean Witter European Growth Fund and look forward to continuing to serve your investment needs in the future.

Very truly yours,

        [SIGNATURE]                           [SIGNATURE]
CHARLES A. FIUMEFREDDO                        MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                         PRESIDENT

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1999 (UNAUDITED)

  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             COMMON AND PREFERRED STOCKS AND RIGHTS (99.7%)
             FINLAND (1.8%)
             TELECOMMUNICATIONS EQUIPMENT
    519,000  Nokia Oyj (A Shares)...............................................................  $   40,056,991
                                                                                                  --------------

             FRANCE (14.7%)
             BROADCASTING
    118,657  Societe Television Francaise 1.....................................................      23,224,735
                                                                                                  --------------
             BUILDING MATERIALS/DIY CHAINS
     22,230  Castorama Dubois Investissement....................................................       5,327,130
                                                                                                  --------------
             ELECTRICAL PRODUCTS
    429,608  Alcatel............................................................................      52,815,836
                                                                                                  --------------
             FINANCE COMPANIES
    102,500  Compagnie Financiere de Paribas....................................................      10,909,567
                                                                                                  --------------
             FOOD CHAINS
     54,451  Carrefour S.A......................................................................      43,206,868
                                                                                                  --------------
             HOTELS/RESORTS
    160,550  Accor S.A..........................................................................      42,380,544
                                                                                                  --------------
             INTEGRATED OIL COMPANIES
    304,595  Elf Aquitaine S.A..................................................................      47,372,442
                                                                                                  --------------
             INTERNATIONAL BANKS
    525,471  Banque Nationale de Paris..........................................................      43,614,146
                                                                                                  --------------
             MOTOR VEHICLES
    625,900  Renault S.A........................................................................      26,249,695
                                                                                                  --------------
             MULTI-LINE INSURANCE
    235,900  Axa................................................................................      30,498,945
                                                                                                  --------------
             OTHER PHARMACEUTICALS
     75,561  Sanofi S.A.........................................................................      11,855,627
                                                                                                  --------------
             TOTAL FRANCE.......................................................................     337,455,535
                                                                                                  --------------

             GERMANY (9.0%)
             APPAREL
     10,185  Hugo Boss AG (Pref.)...............................................................      14,493,357
                                                                                                  --------------
             COMPUTERS SOFTWARE
     68,520  SAP AG.............................................................................      21,965,731
                                                                                                  --------------
             DIVERSIFIED MANUFACTURING
    280,242  Mannesmann AG......................................................................      36,943,406
                                                                                                  --------------

  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             INTERNATIONAL BANKS
    163,935  Bayerische Vereinsbank AG..........................................................  $   10,701,447
    277,000  Deutsche Bank AG...................................................................      16,118,630
                                                                                                  --------------
                                                                                                      26,820,077
                                                                                                  --------------
             MAJOR CHEMICALS
    767,444  Hoechst AG.........................................................................      36,416,215
                                                                                                  --------------
             MOTOR VEHICLES
    471,390  Volkswagen AG......................................................................      33,464,825
                                                                                                  --------------
             MULTI-LINE INSURANCE
     69,444  Allianz AG (Reg)...................................................................      22,151,733
                                                                                                  --------------
             SHOE MANUFACTURING
    135,000  Adidas-Salomon AG..................................................................      13,311,756
                                                                                                  --------------

             TOTAL GERMANY......................................................................     205,567,100
                                                                                                  --------------

             ITALY (5.2%)
             BROADCASTING
  2,740,056  Mediaset SpA.......................................................................      23,771,630
                                                                                                  --------------
             INTERNATIONAL BANKS
  9,278,116  Banca di Roma*.....................................................................      15,313,345
  6,195,300  Unicredito Italiano SpA............................................................      31,462,211
                                                                                                  --------------
                                                                                                      46,775,556
                                                                                                  --------------
             PRINTING/FORMS
 11,226,300  Seat Pagine Gialle SpA.............................................................      14,015,362
                                                                                                  --------------
             TELECOMMUNICATIONS
  3,300,433  Telecom Italia SpA.................................................................      35,163,011
                                                                                                  --------------

             TOTAL ITALY........................................................................     119,725,559
                                                                                                  --------------

             NETHERLANDS (7.3%)
             BOOKS/MAGAZINES
    891,730  Ver Ned Uitgev Ver Bezit NV........................................................      36,134,148
                                                                                                  --------------
             DIVERSIFIED ELECTRONIC PRODUCTS
    720,333  Koninklijke (Royal) Philips Electronics NV.........................................      62,112,154
                                                                                                  --------------
             DIVERSIFIED FINANCIAL SERVICES
    425,705  ING Groep NV.......................................................................      26,258,080
                                                                                                  --------------
             E.D.P. SERVICES
    430,000  Getronics NV.......................................................................      17,674,419
                                                                                                  --------------
             FOOD CHAINS
    702,725  Koninklijke Ahold NV...............................................................      26,133,429
                                                                                                  --------------

             TOTAL NETHERLANDS..................................................................     168,312,230
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1999 (UNAUDITED) CONTINUED

  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             SPAIN (4.5%)
             INTERNATIONAL BANKS
  1,256,809  Banco Bilbao Vizcaya, S.A..........................................................  $   18,828,608
    521,496  Banco Popular Espanol S.A..........................................................      36,966,765
                                                                                                  --------------
                                                                                                      55,795,373
                                                                                                  --------------
             TELECOMMUNICATIONS
    991,008  Telefonica S.A.*...................................................................      46,500,375
    991,008  Telefonica S.A. (Bonus Rights)*....................................................         922,668
                                                                                                  --------------
                                                                                                      47,423,043
                                                                                                  --------------

             TOTAL SPAIN........................................................................     103,218,416
                                                                                                  --------------
             SWEDEN (8.9%)
             CLOTHING/SHOE/ACCESSORY STORES
    105,285  Hennes & Mauritz AB (B Shares).....................................................       9,092,790
                                                                                                  --------------
             DIVERSIFIED COMMERCIAL SERVICES
  2,852,500  Securitas AB (Series "B" Free).....................................................      42,357,655
                                                                                                  --------------
             INDUSTRIAL MACHINERY/COMPONENTS
    495,000  Assa Abloy AB (Series B)...........................................................      21,639,601
                                                                                                  --------------
             INTERNATIONAL BANKS
  3,598,500  Nordbanken Holding AB..............................................................      22,656,541
                                                                                                  --------------
             LIFE INSURANCE
  1,588,060  Skandia Forsakrings AB.............................................................      30,750,399
                                                                                                  --------------
             MAJOR PHARMACEUTICALS
    859,188  AstraZeneca PLC....................................................................      33,580,001
                                                                                                  --------------
             TELECOMMUNICATIONS EQUIPMENT
  1,659,100  Ericsson (L.M.) Telephone Co. AB (Series "B" Free).................................      43,655,858
                                                                                                  --------------
             TOTAL SWEDEN.......................................................................     203,732,845
                                                                                                  --------------
             SWITZERLAND (9.6%)
             INTERNATIONAL BANKS
    111,040  UBS AG.............................................................................      37,722,141
                                                                                                  --------------
             MAJOR PHARMACEUTICALS
     20,681  Novartis AG........................................................................      30,286,380
      4,583  Roche Holdings AG..................................................................      53,921,183
                                                                                                  --------------
                                                                                                      84,207,563
                                                                                                  --------------

  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             OTHER TELECOMMUNICATIONS
     59,480  Swisscom AG*.......................................................................  $   21,844,701
                                                                                                  --------------
             PACKAGED FOODS
     25,682  Nestle S.A.........................................................................      47,547,407
                                                                                                  --------------
             TOBACCO
     17,010  Compagnie Financiere Richemont AG (Series A).......................................      28,937,526
                                                                                                  --------------

             TOTAL SWITZERLAND..................................................................     220,259,338
                                                                                                  --------------

             UNITED KINGDOM (38.7%)
             AEROSPACE
  2,893,128  British Aerospace PLC..............................................................      21,639,223
  1,563,760  Smiths Industries PLC..............................................................      24,222,416
                                                                                                  --------------
                                                                                                      45,861,639
                                                                                                  --------------
             ALCOHOLIC BEVERAGES
  2,942,100  Allied Domecq PLC..................................................................      22,999,308
  1,995,128  Diageo PLC.........................................................................      23,025,747
                                                                                                  --------------
                                                                                                      46,025,055
                                                                                                  --------------
             AUTO PARTS: O.E.M.
  3,668,010  BBA Group PLC......................................................................      29,322,971
                                                                                                  --------------
             BOOKS/MAGAZINES
  1,265,808  EMAP PLC...........................................................................      26,855,528
  2,354,600  Reed International PLC.............................................................      21,417,601
                                                                                                  --------------
                                                                                                      48,273,129
                                                                                                  --------------
             BROADCASTING
  2,671,518  Granada Group PLC..................................................................      57,065,976
                                                                                                  --------------
             CABLE TELEVISION
  2,609,057  TeleWest Communications PLC*.......................................................      12,044,438
                                                                                                  --------------
             CATALOG/SPECIALTY DISTRIBUTION
  2,224,600  Great Universal Stores PLC.........................................................      25,530,950
                                                                                                  --------------
             CELLULAR TELEPHONE
  1,820,100  Vodafone Group PLC.................................................................      33,521,373
                                                                                                  --------------
             DIVERSIFIED COMMERCIAL SERVICES
  1,776,330  Securicor PLC......................................................................      16,657,632
                                                                                                  --------------
             DIVERSIFIED FINANCIAL SERVICES
  1,640,800  Lloyds TSB Group PLC...............................................................      26,405,464
                                                                                                  --------------
             E.D.P. SERVICES
  1,496,360  SEMA Group PLC.....................................................................      14,465,439
                                                                                                  --------------
             FOOD CHAINS
  4,708,600  Morrison (W.M.) Supermarkets PLC...................................................      23,933,155
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
PORTFOLIO OF INVESTMENTS APRIL 30, 1999 (UNAUDITED) CONTINUED

  SHARES                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------
             INTEGRATED OIL COMPANIES
  3,931,834  British Petroleum Co. PLC..........................................................  $   74,564,145
                                                                                                  --------------
             INTERNATIONAL BANKS
  1,365,000  Abbey National PLC.................................................................      30,826,259
  1,937,600  Barclays PLC.......................................................................      61,522,268
    501,175  HSBC Holdings PLC..................................................................      19,097,456
                                                                                                  --------------
                                                                                                     111,445,983
                                                                                                  --------------
             LIFE INSURANCE
  1,809,200  Prudential Corp. PLC...............................................................      25,798,021
                                                                                                  --------------
             MAJOR PHARMACEUTICALS
  1,114,225  Glaxo Wellcome PLC.................................................................      32,941,204
  2,523,880  SmithKline Beecham PLC.............................................................      33,370,413
                                                                                                  --------------
                                                                                                      66,311,617
                                                                                                  --------------
             MOVIES/ENTERTAINMENT
    761,274  Flextech PLC*......................................................................      10,975,031
                                                                                                  --------------
             MULTI-LINE INSURANCE
  2,794,246  Royal & Sun Alliance Insurance Group PLC...........................................      24,090,760
                                                                                                  --------------
             MULTI-SECTOR COMPANIES
  3,531,600  General Electric Co. PLC...........................................................      37,406,611
                                                                                                  --------------
             OIL/GAS TRANSMISSION
  4,016,697  BG PLC.............................................................................      22,532,239
                                                                                                  --------------
             OTHER SPECIALTY STORES
  2,481,700  Kingfisher PLC.....................................................................      37,123,874
                                                                                                  --------------
             TELECOMMUNICATIONS
  3,388,000  British Telecommunications PLC.....................................................      56,893,803
  2,776,273  Cable & Wireless PLC...............................................................      39,833,465
                                                                                                  --------------
                                                                                                      96,727,268
                                                                                                  --------------
             TOTAL UNITED KINGDOM...............................................................     886,082,770
                                                                                                  --------------
             TOTAL COMMON AND PREFERRED STOCKS AND RIGHTS
             (IDENTIFIED COST $1,703,955,177)...................................................   2,284,410,784
                                                                                                  --------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENT (a) (1.6%)
             U.S. GOVERNMENT AGENCY
$    36,500  Student Loan Marketing Assoc. 4.80% due 05/03/99 (AMORTIZED COST $36,490,267)......  $   36,490,267
                                                                                                  --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $1,740,445,443) (b)....................................................  101.3 %   2,320,901,051

LIABILITIES IN EXCESS OF OTHER ASSETS...................................................   (1.3)      (29,953,148)
                                                                                          ------  ---------------

NET ASSETS..............................................................................  100.0 % $ 2,290,947,903
                                                                                          ------  ---------------
                                                                                          ------  ---------------

---------------------

 *   Non-income producing security.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $597,045,246 and the aggregate gross unrealized depreciation is $16,589,638, resulting in net unrealized appreciation of $580,455,608.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT APRIL 30, 1999:

                                              UNREALIZED
  CONTRACTS TO          IN        DELIVERY  APPRECIATION/
    RECEIVE        EXCHANGE FOR     DATE     DEPRECIATION
----------------------------------------------------------
$      8,020,045   EUR 7,563,940  05/03/99     $17,397
   EUR 2,618,730  $    2,776,901  05/03/99      (6,285)
                                               -------
      Net unrealized appreciation.........     $11,112
                                               -------
                                               -------

CURRENCY ABBREVIATION:

EUR   Euro.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
SUMMARY OF INVESTMENTS APRIL 30, 1999 (UNAUDITED)

                                                                                                    PERCENT OF
INDUSTRY                                                                               VALUE        NET ASSETS
--------------------------------------------------------------------------------------------------------------
Aerospace.......................................................................  $    45,861,639     2.0%
Alcoholic Beverages.............................................................       46,025,055     2.0
Apparel.........................................................................       14,493,357     0.6
Auto Parts: O.E.M...............................................................       29,322,971     1.3
Books/Magazines.................................................................       84,407,277     3.7
Broadcasting....................................................................      104,062,341     4.5
Building Materials/DIY Chains...................................................        5,327,130     0.2
Cable Television................................................................       12,044,438     0.5
Catalog/Specialty Distribution..................................................       25,530,950     1.1
Cellular Telephone..............................................................       33,521,373     1.5
Clothing/Shoe/Accessory Stores..................................................        9,092,790     0.4
Computers Software..............................................................       21,965,730     1.0
Diversified Commercial Services.................................................       59,015,287     2.6
Diversified Electronic Products.................................................       62,112,154     2.7
Diversified Financial Services..................................................       52,663,545     2.3
Diversified Manufacturing.......................................................       36,943,406     1.6
E.D.P. Services.................................................................       32,139,858     1.4
Electrical Products.............................................................       52,815,836     2.3
Finance Companies...............................................................       10,909,567     0.5
Food Chains.....................................................................       93,273,452     4.1
Hotels/Resorts..................................................................       42,380,544     1.8
Industrial Machinery/Components.................................................       21,639,601     0.9
Integrated Oil Companies........................................................      121,936,587     5.3
International Banks.............................................................      344,829,817    15.1

                                                                                                    PERCENT OF
INDUSTRY                                                                               VALUE        NET ASSETS
--------------------------------------------------------------------------------------------------------------
Life Insurance..................................................................  $    56,548,420     2.5%
Major Chemicals.................................................................       36,416,215     1.6
Major Pharmaceuticals...........................................................      184,099,181     8.0
Motor Vehicles..................................................................       59,714,520     2.6
Movies/Entertainment............................................................       10,975,031     0.5
Multi-Line Insurance............................................................       76,741,438     3.3
Multi-Sector Companies..........................................................       37,406,611     1.6
Oil/Gas Transmission............................................................       22,532,239     1.0
Other Pharmaceuticals...........................................................       11,855,627     0.5
Other Specialty Stores..........................................................       37,123,874     1.6
Other Telecommunications........................................................       21,844,701     1.0
Packaged Foods..................................................................       47,547,407     2.1
Printing/Forms..................................................................       14,015,362     0.6
Shoe Manufacturing..............................................................       13,311,756     0.6
Telecommunications..............................................................      179,313,322     7.8
Telecommunications Equipment....................................................       83,712,849     3.7
Tobacco.........................................................................       28,937,526     1.3
U.S. Government Agency..........................................................       36,490,267     1.6
                                                                                  ---------------   -----
                                                                                  $ 2,320,901,051   101.3%
                                                                                  ---------------   -----
                                                                                  ---------------   -----

                                                                                                    PERCENT OF
TYPE OF INVESTMENT                                                                     VALUE        NET ASSETS
--------------------------------------------------------------------------------------------------------------
Common Stocks...................................................................  $ 2,268,994,759    99.0%
Preferred Stocks................................................................       14,493,357     0.6
Rights & Warrants...............................................................          922,668     0.1
Short-Term Investments..........................................................       36,490,267     1.6
                                                                                  ---------------   -----
                                                                                  $ 2,320,901,051   101.3%
                                                                                  ---------------   -----
                                                                                  ---------------   -----

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1999 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $1,740,445,443)..........................................................  $2,320,901,051
Receivable for:
    Investments sold........................................................................      21,788,366
    Dividends...............................................................................       4,572,968
    Foreign withholding taxes reclaimed.....................................................       3,145,432
    Capital stock sold......................................................................       2,650,368
Prepaid expenses and other assets...........................................................         191,735
                                                                                              --------------
     TOTAL ASSETS...........................................................................   2,353,249,920
                                                                                              --------------
LIABILITIES:
Payable for:
    Investments purchased...................................................................      48,068,162
    Capital stock repurchased...............................................................       3,715,865
    Plan of distribution fee................................................................       1,858,089
    Investment management fee...............................................................       1,696,619
Payable to bank.............................................................................       6,299,338
Accrued expenses and other payables.........................................................         663,944
                                                                                              --------------
     TOTAL LIABILITIES......................................................................      62,302,017
                                                                                              --------------
     NET ASSETS.............................................................................  $2,290,947,903
                                                                                              --------------
                                                                                              --------------
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $1,608,898,361
Net unrealized appreciation.................................................................     580,394,845
Accumulated net investment loss.............................................................      (7,461,201)
Accumulated undistributed net realized gain.................................................     109,115,898
                                                                                              --------------
     NET ASSETS.............................................................................  $2,290,947,903
                                                                                              --------------
                                                                                              --------------
CLASS A SHARES:
Net Assets..................................................................................     $21,822,470
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................       1,081,831
     NET ASSET VALUE PER SHARE..............................................................          $20.17
                                                                                              --------------
                                                                                              --------------
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)......................................          $21.29
                                                                                              --------------
                                                                                              --------------
CLASS B SHARES:
Net Assets..................................................................................  $2,233,947,662
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................     111,875,066
     NET ASSET VALUE PER SHARE..............................................................          $19.97
                                                                                              --------------
                                                                                              --------------
CLASS C SHARES:
Net Assets..................................................................................     $31,819,970
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................       1,596,116
     NET ASSET VALUE PER SHARE..............................................................          $19.94
                                                                                              --------------
                                                                                              --------------
CLASS D SHARES:
Net Assets..................................................................................      $3,357,801
Shares Outstanding (500,000,000 AUTHORIZED, $.01 PAR VALUE).................................         163,822
     NET ASSET VALUE PER SHARE..............................................................          $20.50
                                                                                              --------------
                                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1999 (UNAUDITED)

NET INVESTMENT LOSS:

INCOME
Dividends (net of $2,333,438 foreign withholding tax).........................................  $ 15,045,347
Interest......................................................................................     1,525,172
                                                                                                ------------

     TOTAL INCOME.............................................................................    16,570,519
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................        21,862
Plan of distribution fee (Class B shares).....................................................    10,982,685
Plan of distribution fee (Class C shares).....................................................       143,259
Investment management fee.....................................................................    10,264,004
Transfer agent fees and expenses..............................................................     1,363,446
Custodian fees................................................................................       867,946
Registration fees.............................................................................       168,808
Shareholder reports and notices...............................................................        95,383
Professional fees.............................................................................        43,801
Directors' fees and expenses..................................................................         6,910
Other.........................................................................................        19,861
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    23,977,965
                                                                                                ------------

     NET INVESTMENT LOSS......................................................................    (7,407,446)
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain on:
    Investments...............................................................................   108,767,221
    Foreign exchange transactions.............................................................       609,959
                                                                                                ------------

     NET GAIN.................................................................................   109,377,180
                                                                                                ------------
Net change in unrealized appreciation/depreciation on:
    Investments...............................................................................   176,871,597
    Translation of forward foreign currency contracts, other assets and liabilities
      denominated in foreign currencies.......................................................      (296,655)
                                                                                                ------------

     NET APPRECIATION.........................................................................   176,574,942
                                                                                                ------------

     NET GAIN.................................................................................   285,952,122
                                                                                                ------------

NET INCREASE..................................................................................  $278,544,676
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                      FOR THE SIX        FOR THE YEAR
                                                                      MONTHS ENDED          ENDED
                                                                     APRIL 30, 1999    OCTOBER 31, 1998
-------------------------------------------------------------------------------------------------------
                                                                      (UNAUDITED)

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss...............................................   $    (7,407,446)   $    (5,255,213)
Net realized gain.................................................       109,377,180        203,754,608
Net change in unrealized appreciation.............................       176,574,942         39,913,912
                                                                    ----------------   ----------------

     NET INCREASE.................................................       278,544,676        238,413,307
                                                                    ----------------   ----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares................................................         --                   (30,346)
    Class B shares................................................         --               (15,068,038)
    Class C shares................................................         --                   (31,106)
    Class D shares................................................         --                  (374,194)
Net realized gain
    Class A shares................................................        (1,516,858)          (215,076)
    Class B shares................................................      (198,989,683)      (143,682,142)
    Class C shares................................................        (2,439,296)          (276,452)
    Class D shares................................................          (290,397)        (2,520,602)
                                                                    ----------------   ----------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS............................      (203,236,234)      (162,197,956)
                                                                    ----------------   ----------------

Net increase from capital stock transactions......................       117,400,678        309,793,888
                                                                    ----------------   ----------------

     NET INCREASE.................................................       192,709,120        386,009,239

NET ASSETS:
Beginning of period...............................................     2,098,238,783      1,712,229,544
                                                                    ----------------   ----------------

     END OF PERIOD
    (INCLUDING NET INVESTMENT LOSSES OF $7,461,201 AND $53,755,
    RESPECTIVELY).................................................   $ 2,290,947,903    $ 2,098,238,783
                                                                    ----------------   ----------------
                                                                    ----------------   ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1999 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter European Growth Fund Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to maximize the capital appreciation of its investments. The Fund was incorporated in Maryland on February 13, 1990 and commenced operations on May 31, 1990. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Directors); (2) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (4) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), or Morgan Stanley Dean Witter Investment Management Inc. (the "Sub-Advisor") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1999 (UNAUDITED) CONTINUED

the Directors (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1999 (UNAUDITED) CONTINUED

cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

E. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1999 (UNAUDITED) CONTINUED

income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.95% of the portion of net assets not exceeding $500 million; 0.90% to the portion of daily net assets exceeding $500 million but not $2 billion; and 0.85% of the portion of daily net assets in excess of $2 billion. Prior to December 1, 1998, the annual rates were equal to 1.0% of the portion of net assets not exceeding $500 million; 0.95% to the portion of daily net assets exceeding $500 million but not $2 billion; and 0.90% of the portion of daily net assets in excess of $2 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

Prior to December 1, 1998, Morgan Grenfell Investment Services Limited served as the Fund's sub-advisor, providing identical services and receiving compensation at the same rate as the current Sub-Advisor.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1999 (UNAUDITED) CONTINUED

Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since inception of the Fund (not including reinvestment of dividends or capital gain distributions) less the average net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses; (2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $31,715,678 at April 30, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1999 (UNAUDITED) CONTINUED

that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended April 30, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $1,242, $1,800,863 and $23,990, respectively and received $89,112 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended April 30, 1999 aggregated $761,027,708 and $806,466,491, respectively.

For the six months ended April 30, 1999 the Fund incurred brokerage commissions of $7,129 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended April 30, 1999 included in Directors' fees and expenses in the Statement of Operations amounted to $2,548. At April 30, 1999 the Fund had an accrued pension liability of $51,997 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

As of October 31, 1998, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1999 (UNAUDITED) CONTINUED

6. CAPITAL STOCK

Transactions in capital stock were as follows:

                                                                        FOR THE SIX
                                                                       MONTHS ENDED
                                                                      APRIL 30, 1999                    FOR THE YEAR
                                                              -------------------------------               ENDED
                                                                                                      OCTOBER 31, 1998
                                                                        (UNAUDITED)             -----------------------------
                                                                 SHARES           AMOUNT           SHARES          AMOUNT
                                                              ------------   ----------------   ------------   --------------
CLASS A SHARES
Sold........................................................     3,397,657   $     66,965,523        972,628   $   19,445,361
Reinvestment of dividends and distributions.................        75,390          1,463,319         13,548          229,902
Redeemed....................................................    (3,117,900)       (61,645,388)      (360,375)      (6,702,611)
                                                              ------------   ----------------   ------------   --------------
Net increase - Class A......................................       355,147          6,783,454        625,801       12,972,652
                                                              ------------   ----------------   ------------   --------------

CLASS B SHARES
Sold........................................................    32,075,212        630,624,930     63,396,156    1,273,279,806
Reinvestment of dividends and distributions.................     9,664,315        186,231,346      8,774,632      148,905,493
Redeemed....................................................   (36,337,909)      (715,402,292)   (58,362,589)  (1,150,703,310)
                                                              ------------   ----------------   ------------   --------------
Net increase - Class B......................................     5,401,618        101,453,984     13,808,199      271,481,989
                                                              ------------   ----------------   ------------   --------------

CLASS C SHARES
Sold........................................................     2,061,714         40,465,060      2,310,164       46,726,072
Reinvestment of dividends and distributions.................       123,351          2,373,265         17,786          301,660
Redeemed....................................................    (1,736,325)       (34,077,864)    (1,337,353)     (26,487,758)
                                                              ------------   ----------------   ------------   --------------
Net increase - Class C......................................       448,740          8,760,461        990,597       20,539,974
                                                              ------------   ----------------   ------------   --------------

CLASS D SHARES
Sold........................................................     2,476,205         49,486,073      2,115,452       39,819,014
Reinvestment of dividends and distributions.................         5,981            117,940            231            3,921
Redeemed....................................................    (2,448,903)       (49,201,234)    (1,987,563)     (35,023,662)
                                                              ------------   ----------------   ------------   --------------
Net increase - Class D......................................        33,283            402,779        128,120        4,799,273
                                                              ------------   ----------------   ------------   --------------
Net increase in Fund........................................     6,238,788   $    117,400,678     15,552,717   $  309,793,888
                                                              ------------   ----------------   ------------   --------------
                                                              ------------   ----------------   ------------   --------------

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
NOTES TO FINANCIAL STATEMENTS APRIL 30, 1999 (UNAUDITED) CONTINUED

At April 30, 1999, there were outstanding forward contracts used to facilitate settlement of foreign currency denominated portfolio transactions.

At April 30, 1999, investments in securities of issuers in the United Kingdom represented 38.7% of the Fund's net assets. These investments, as well as other non-U.S. investments, which involve risks and considerations not present with respect to U.S. securities, may be affected by economic or political developments in this region.

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                             FOR THE
                               SIX
                             MONTHS
                              ENDED
                              APRIL
                               30,                     FOR THE YEAR ENDED OCTOBER 31
                             1999++        ------------------------------------------------------
                             (UNAUDITED)   1998++      1997*++    1996      1995         1994
-------------------------------------------------------------------------------------------------

CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning
 of period.................  $19.34        $ 18.43     $ 16.76   $ 14.44   $ 13.49       $  11.86
                             -------       -------     -------   -------   -------   ------------

Income (loss) from
 investment operations:
   Net investment income
   (loss)..................   (0.07)         (0.05)       0.04      0.02      0.02           0.02
   Net realized and
   unrealized gain.........    2.58           2.69        3.02      3.03      2.00           1.84
                             -------       -------     -------   -------   -------   ------------

Total income from
 investment operations.....    2.51           2.64        3.06      3.05      2.02           1.86
                             -------       -------     -------   -------   -------   ------------

Less dividends and
 distributions from:
   Net investment income...    --            (0.16)      (0.11)    --        --           --
   Net realized gain.......   (1.88)         (1.57)      (1.28)    (0.73)    (1.07)         (0.23)
                             -------       -------     -------   -------   -------   ------------

Total dividends and
 distributions.............   (1.88)         (1.73)      (1.39)    (0.73)    (1.07)         (0.23)
                             -------       -------     -------   -------   -------   ------------

Net asset value, end of
 period....................  $19.97        $ 19.34     $ 18.43   $ 16.76   $ 14.44       $  13.49
                             -------       -------     -------   -------   -------   ------------
                             -------       -------     -------   -------   -------   ------------

TOTAL RETURN+..............   13.34%(1)      15.67%      19.40%    22.27%    16.83%         15.61%

RATIOS TO AVERAGE NET
ASSETS:
Expenses...................    2.14%(2)(3)    2.10%(3)    2.06%     2.13%     2.23%          2.27%

Net investment income
 (loss)....................   (0.67)%(2)(3)   (0.26)%(3)    0.22%    0.14%    0.13%          0.21%

SUPPLEMENTAL DATA:
Net assets, end of period,
 in millions...............  $2,234         $2,059      $1,707    $1,228      $868           $759

Portfolio turnover rate....      35%(1)         50%         44%       49%       61%            72%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date have been designated Class B shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                          FOR THE SIX                          FOR THE PERIOD
                                                                          MONTHS ENDED       FOR THE YEAR      JULY 28, 1997*
                                                                         APRIL 30, 1999         ENDED             THROUGH
                                                                          (UNAUDITED)      OCTOBER 31, 1998   OCTOBER 31, 1997
------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $ 19.45            $ 18.46            $ 18.64
                                                                            -------            -------             ------
Income (loss) from investment operations:
   Net investment income (loss).......................................         0.02               0.08              (0.02)
   Net realized and unrealized gain (loss)............................         2.58               2.70              (0.16)
                                                                            -------            -------             ------
Total income (loss) from investment operations........................         2.60               2.78              (0.18)
                                                                            -------            -------             ------
Less dividends and distributions from:
   Net investment income..............................................      --                   (0.22)           --
   Net realized gain..................................................        (1.88)             (1.57)           --
                                                                            -------            -------             ------
Total dividends and distributions.....................................        (1.88)             (1.79)           --
                                                                            -------            -------             ------
Net asset value, end of period........................................      $ 20.17            $ 19.45            $ 18.46
                                                                            -------            -------             ------
                                                                            -------            -------             ------
TOTAL RETURN+.........................................................        13.76%(1)          16.50%             (0.97)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.36%(2)(3)        1.44%(3)           1.48%(2)
Net investment income (loss)..........................................         0.11%(2)(3)        0.40%(3)          (0.33)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $21,822            $14,133            $ 1,862
Portfolio turnover rate...............................................           35%(1)             50%                44%

CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $ 19.31             $ 18.43             $ 18.64
                                                                            -------             -------              ------
Income (loss) from investment operations:
   Net investment loss................................................        (0.06)              (0.08)              (0.04)
   Net realized and unrealized gain (loss)............................         2.57                2.71               (0.17)
                                                                            -------             -------              ------
Total income (loss) from investment operations........................         2.51                2.63               (0.21)
                                                                            -------             -------              ------
Less dividends and distributions from:
   Net investment income..............................................      --                    (0.18)            --
   Net realized gain..................................................        (1.88)              (1.57)            --
                                                                            -------             -------              ------
Total dividends and distributions.....................................        (1.88)              (1.75)            --
                                                                            -------             -------              ------
Net asset value, end of period........................................      $ 19.94             $ 19.31             $ 18.43
                                                                            -------             -------              ------
                                                                            -------             -------              ------
TOTAL RETURN+.........................................................        13.37%(1)           15.57%              (1.13)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         2.14%(2)(3)         2.19%(3)            2.24%(2)
Net investment loss...................................................        (0.67)%(2)(3)       (0.35)%(3)          (0.76)%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $31,820             $22,159             $ 2,889
Portfolio turnover rate...............................................           35%(1)              50%                 44%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER EUROPEAN GROWTH FUND INC.
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                          FOR THE SIX                          FOR THE PERIOD
                                                                          MONTHS ENDED       FOR THE YEAR      JULY 28, 1997*
                                                                         APRIL 30, 1999         ENDED             THROUGH
                                                                          (UNAUDITED)      OCTOBER 31, 1998   OCTOBER 31, 1997
------------------------------------------------------------------------------------------------------------------------------
CLASS D SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $ 19.72            $ 18.47            $ 18.64
                                                                             ------             ------             ------
Income (loss) from investment operations:
   Net investment income..............................................         0.04               0.16               0.02
   Net realized and unrealized gain (loss)............................         2.62               2.89              (0.19)
                                                                             ------             ------             ------
Total income (loss) from investment operations........................         2.66               3.05              (0.17)
                                                                             ------             ------             ------
Less dividends and distributions from:
   Net investment income..............................................      --                   (0.23)           --
   Net realized gain..................................................        (1.88)             (1.57)           --
                                                                             ------             ------             ------
Total dividends and distributions.....................................        (1.88)             (1.80)           --
                                                                             ------             ------             ------
Net asset value, end of period........................................      $ 20.50            $ 19.72            $ 18.47
                                                                             ------             ------             ------
                                                                             ------             ------             ------
TOTAL RETURN+.........................................................        13.88%(1)          18.12%             (0.91)%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.14%(2)(3)        1.19%(3)           1.23%(2)
Net investment income.................................................         0.33%(2)(3)        0.65%(3)           0.33%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $ 3,358            $ 2,575            $    45
Portfolio turnover rate...............................................           35%(1)             50%                44%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS
                                       21

DIRECTORS

Michael Bozic                                                  MORGAN STANLEY
Charles A. Fiumefreddo                                         DEAN WITTER
Edwin J. Garn                                                  EUROPEAN
Wayne E. Hedien                                                GROWTH FUND
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder


OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

SUB-ADVISOR
Morgan Stanley Dean Witter
Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to
prospective investors in the Fund unless preceded or           Semiannual Report
accompanied by an effective prospectus.                        April 30, 1999